Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expiration, description		The Company has accumulated net operating losses for income tax purposes of $2,049,049 of which $1,340,280 will expire beginning in 2029 and the balance of $708,769 is indefinite. The components of the net deferred tax asset at December 31, 2023 and December 31, 2022, the statutory tax rate and the effective tax rate, and the amount of the valuation, are scheduled below:
Operating loss carryforwards		$ 2,049,049
Net operating loss expiration		1,340,280
Net operating loss not subject to expiration dates		708,769
Valuation allowance		$ 480,300
Statutory and effective tax rate	21.00%	21.00%	22.00%
Denmark corporate income tax rate	22.00%	22.00%